Assets pledged, collateral received and assets transferred - Recourse to transferred assets (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	£ 192,345	£ 161,343
Liabilities carry amount	(112,910)	(91,472)
Other [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	1,391	8,621
Liabilities carry amount	(1,134)	(4,430)
Other [member] | Recourse to transferred assets only [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	963	3,035
Liabilities carry amount	(952)	(2,426)
Transferred assets, fair value	1,051	3,183
Liabilities fair value	(966)	(2,429)
Net position	£ 85	£ 754